Commitments And Contingencies	6 Months Ended	12 Months Ended
	Jul. 03, 2015	Dec. 31, 2014
Notes to Financial Statements
NOTE L - COMMITMENTS AND CONTINGENCIES

Except as discussed in our Annual Report on Form 10-K for the year ended December 31, 2014, the Company is not currently a party to any material litigation. Except as discussed in Note C and Note J, there has been no change in the status of the litigation as discussed in our Annual Report on Form 10-K for the year ended December 31, 2014.

Except as discussed below, the Company is not currently a party to any material litigation; however in the ordinary course of our business the Company is periodically threatened with or named as a defendant in various lawsuits or actions. The principal risks that the Company insures against, subject to and upon the terms and conditions of various insurance policies, are workers’ compensation, general liability, automobile liability, property damage, professional liability, employee benefits liability, errors and omissions, employment practices, fiduciary liability, fidelity losses and director and officer liability.

Under the organizational documents, the Company’s directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. The Company also has an insurance policy for our directors and officers to insure them against liabilities arising from the performance of their positions with the Company or its subsidiaries.

In September 2014, Partners filed a complaint in the U.S. District Court of Delaware alleging breach of warranties and covenants in the EPA by the Member, and the breach of fiduciary duty as an officer and director (related primarily to the Member’s non-compete). As of the date the complaint was filed, all payments of principal and interest, and other costs due and owing to the Member by Partners were current, however, we have suspended any additional amounts due pending resolution of the litigation. In November 2014, the Member filed counterclaims under the EPA. Partners has filed an Amended Complaint, and an Answer to the Counterclaims, denying any and all liability. Partners is not yet able to determine the value of its claims or the Member’s counterclaims. The matter is being vigorously litigated, and no trial date has been determined.

In October 2014, a former employee filed a claim with the American Arbitration Association, alleging wrongful termination and a dispute regarding his individually-negotiated employment agreement, which was terminated by Partners on May 13, 2014. The parties previously tried to reach a settlement during mediation in July 2014. The Company denies any and all liability in this claim. In January 2015, Partners filed an Answer and Counterclaim under his Employment Agreement, Nondisclosure Agreement, and the Employee Handbook alleging counterclaims related to self-dealing, falsification of time records, false expense reimbursements, and disclosing proprietary and other private information to improper parties. An arbitration date has not yet been determined. The Company believes that its defense of the original claim will demonstrate Partners acted within its rights to terminate, and that Partners’ counterclaims are expected to result in a favorable judgment.

The Company is a party to an arbitration involving a claim by a former investment banker which had performed certain work for Partners. The amounts claimed are unclear, and, pursuant to the arbitration agreement between the parties, the matter must first be mediated before arbitration can commence. Assuming the matter is not resolved in mediation, Partners will defend the arbitration on the grounds that the services for which it is claiming compensation were not performed, and deceived Partners with respect to the services it was providing or could provide, and that it may need to refund certain compensation to Partners.

In August 2014, a former employee of Partners alleged that he was wrongfully terminated from employment and that Partners breached an "employment contract" he has with the Company. The employee has not yet claimed an amount, although his employment agreement stipulates one year severance. Partners is seeking an out of court settlement.

Management has determined that no loss is probable related to these actions and is unable to determine a reasonable range of potential loss as of April 2015.

Operating Leases

The Company has entered into leases for office space and equipment, with remaining terms through 2020. Rent expense for 2014 and 2013 was $758,000 and $-0-, respectively.

Future minimum lease payments under these leases for each of the next five years and thereafter are as follows:

2015	$753,000
2016	720,000
2017	569,000
2018	436,000
2019	449,000
Thereafter	151,000
Total	$3,078,000

Operating Agreements

The Company has entered into an agreement to provide communication services with minimum monthly payments of $8,000 through September 2016.

Employment Agreements

The CEO’s employment agreement was effective as of June 1, 2014 and continuing until June 1, 2017 or his death, disability, dismissal (for or without cause), change of control or resignation. The Company may terminate his employment at any time by giving at least ninety(90) days’ prior notice and he will be entitled, after execution of our standard form release agreement, to a severance payment in the amount equal to three months’ salary plus one year of his annual base salary, any unpaid bonus, vacation, and any amounts due under the EPA.

The CFO’s employment agreement was effective as of November 1, 2014 and continuing until November 1, 2017 or his death, disability, dismissal (for or without cause), change of control or resignation. The Company may terminate his employment at any time by giving at least ninety(90) days’ prior notice and he will be entitled, after execution of our standard form release agreement, to a severance payment in the amount equal to three months’ salary. Should there be a sale of the Company that results in the termination of his employment or a material adverse change in his duties and responsibilities, he will be entitled to a lump-sum payment of one times the amount of his annual base salary; and lump-sum payment equal to twelve months of his health and welfare benefit costs, grossed up, to cover twelve months of COBRA payments.